AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 1999
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                           REGISTRATION NO. 333-______

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-______

                  ZACKS SERIES TRUST, D/B/A ZACKS MUTUAL FUNDS

                        155 North Wacker Drive, Suite 300
                             Chicago, Illinois 60606
                                (1-312-630-9880)

   Agents For Service:         Arthur Don, Esq.
                               D'Ancona & Pflaum LLC
                               111 East Wacker Drive, Suite 2800
                               Chicago IL 60601
                               (1-312-602-2048)

   Approximate Date of Proposed Public Offering:  NOVEMBER 1, 1999

   It is proposed that this filing will become effective:
             ______    Immediately upon filing pursuant to paragraph (b)
             ______    On ____________, pursuant to paragraph (b)
             ______    60 days after filing pursuant to paragraph (a)(1)
             ______    On ____________, pursuant to paragraph (a) of Rule 485
             ______    75 days after filing pursuant to paragraph (a)(2)
             ______    On ____________, pursuant to paragraph (a)(3) of Rule 485

RULE 473 DELAYING AMENDMENT: The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

   Title of Securities being Registered:  SHARES OF:

               ZACKS MARKET NEUTRAL FUND; AND
               ZACKS INDEX PLUS FUND

                                    FORM N-1A

                            ZACKS SERIES TRUST D/B/A

                               ZACKS MUTUAL FUNDS

                REGISTRATION STATEMENT NO. 333- ______ UNDER THE

                             SECURITIES ACT OF 1933

                 AND REGISTRATION STATEMENT NO. _____-_____ UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              CROSS REFERENCE SHEET
                              ---------------------

         N-1A Item No.                                                Location
         -------------                                                --------

         PART A


         Item 1.          Cover Page; Back Page                       Cover Page; Back Page


         Item 2.          Risk/Return Summary: Investment             Summary; The Funds' Investment Objectives and
                          Risks and Performance                       Principal Strategies; Principal Risks of
                                                                      Investing in the Funds

         Item 3.          Risk/Return Summary: Fee table              Past Performance of Manager's Market Neutral
                                                                      Private Accounts; Fees and Expenses of the Funds

         Item 4.          Investment Objectives, Principal            Investment Objectives and Strategies;
                          Investment Strategies and                   Principal Risks
                          Related Risks

         Item 5.          Management's                                Not Applicable
                          Discussion of Fund
                          Performance

         Item 6.          Management, Organization and                Management of the Trust
                          Capital Structure

         Item 7.          Shareholder Information                     Your Account, Who to Contact

         Item 8.          Distribution Arrangements                   Management of the Trust; Your Account; Who to
                                                                      Contact; Dividends, Distributions and Tax
                                                                      Matters


         Item 9.          Financial Highlights                        Not Applicable

         PART B

         Item 10.         Cover Page                                  Cover Page

         Item 11.         Table of Contents                           Table of Contents

         Item 12.         General Information and                     Description of the Trust and Ownership
                          History                                     of Shares


         Item 13.         Investment Objectives                       Investment Objectives and Policies;
                          And Policies                                Miscellaneous Investment Practices;
                                                                      and Investment Restrictions

         Item 14.         Management of the                           Management of the Trust
                          Fund

         Item 15.         Control Persons and                         Description of the Trust and Ownership
                          Principal Holders of                        of Shares
                          Securities

                                                                      Investment Advisory and Other Services;
         Item 16.         Investment Advisory                         Management of the Trust; and Description of the
                          and Other Services                          Trust and Ownership of Shares

         Item 17.         Brokerage Allocation                        Portfolio Transactions
                          and Other Practices

         Item 18.         Capital Stock and Other                     Description of the Trust and Ownership of
                          Securities                                  of Shares

         Item 19.         Purchase, Redemption                        Determination of Net Asset Value; See Prospectus,
                          and Pricing of Securities                   Your Account and Who to Contact:
                          Being Offered                               Buying of Shares; Exchange of Fund Shares;
                                                                      Redeeming of Shares; Net Asset Value

         Item 20.         Tax Status                                  Dividends, Distributions and Tax Matters

         Item 21.         Underwriters                                Investment Advisory and Other Services

         Item 22.         Calculation of                              Total Return Calculations
                          Performance Data

         Item 23.         Financial Statements                        Financial Statements (Omitted)

         Part C

         Information to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                TABLE OF CONTENTS

SUMMARY........................................................................2

FEES AND EXPENSES OF THE FUNDS.................................................5

INVESTMENT OBJECTIVES AND STRATEGIES...........................................8

PRINCIPAL RISKS...............................................................12

MANAGEMENT OF THE TRUST.......................................................14

YOUR ACCOUNT..................................................................16

WHO TO CONTACT................................................................19

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................................28

                                 ZACKS MUTUAL FUNDS



                            The Zacks Market Neutral Fund

                              The Zacks Index Plus Fund

                               155 North Wacker Drive
                                 Chicago, IL  60606
                                   (312) 632-9880



                              Prospectus ______,  1999

The Zacks Mutual Funds is an open-end management investment company consisting of two portfolios: The Zacks Market Neutral Fund and The Zacks
Index Plus Fund.   Each Fund's investment adviser is Zacks Investment
Management, Inc.










The Securities and Exchange Commission has not approved or disapproved of the shares of Zacks Mutual Funds or any other mutual fund. The Securities and Exchange Commission has not determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                               SUMMARY


                    THE FUNDS' INVESTMENT OBJECTIVES
                        AND PRINCIPAL STRATEGIES


     THE ZACKS MARKET NEUTRAL FUND seeks long-term capital appreciation while maintaining minimal exposure to general equity market risks. To pursue this goal, the Fund employs a market neutral investment strategy and invests in long positions in U.S. stocks that the Manager, Zacks Investment Management, Inc., believes are undervalued and at the same time it invests an approximate equal dollar amount in short positions in U.S. stocks that the Manager believes are overvalued. By buying and selling short different stocks, the Manager attempts to limit the effect of general U.S. stock market moves on the Fund's
performance.   The Fund seeks a total return greater than the return on 3-month
U.S. Treasury Bills.

     In choosing long and short investments in the Market Neutral Fund, the Manager uses a proprietary quantitative stock selection process called the Zacks Rank. The Zacks Rank seeks to predict future relative performance over a 3 to 6 month horizon for over 6000 U.S. and Canadian companies, using patterns in earnings estimate revisions and deviations between estimated and reported Earnings Per Share. The Manager has been utilizing the Zacks Rank on a weekly basis since 1981.

     THE ZACKS INDEX PLUS FUND seeks a total return greater than the return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). To pursue this goal, the Zacks Index Plus Fund invests in shares of the Zacks Market Neutral Fund while simultaneously employing contracts on S&P 500 Index futures to gain exposure to the equity market as measured by the S&P 500 Index.

                PRINCIPAL RISKS OF INVESTING IN THE FUNDS

ALL STOCK-BASED MUTUAL FUNDS ARE SUBJECT TO RISKS

     Although every effort is made to achieve the goals of both Funds, we cannot guarantee the goals will be met. You could lose money on your purchase of shares in either the Zacks Market Neutral Fund or the Zacks Index Plus Fund. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio.

ZACKS MARKET NEUTRAL FUND

     In addition to the risks in common with other mutual funds, the success of the market neutral investment strategy depends upon the long portfolio outperforming the short portfolio. We cannot assure you that the Manager will
be able to achieve this objective.   This Fund has the following specific
risks:

     -- The Fund's Manager may make poor stock selections in either long or short positions, and the Fund's potential losses could exceed those of conventional stock funds holding only long positions;

     -- The Zacks Rank or the Manager's interpretation of the Rank may not correctly predict relative investment performance.

     -- The Fund will incur a loss on short sales if a stock has to be purchased at a price higher than the price at which the Fund previously sold the security short. The Fund's potential loss on a short sale increases as the underlying security's price increases, and is theoretically unlimited.

     -- Although the Fund will seek to have approximately the same dollar value invested in long and short positions, there is a risk that the Manager will fail to construct a portfolio that will limit the effect of general U.S. stock market moves on the Fund's performance.


ZACKS INDEX PLUS FUND

     The Zacks Index Plus Fund owns shares in the Zacks Market Neutral Fund and is exposed to the same risks described above. In addition, the Zacks Index Plus Fund's use of futures contracts may add more risk. Specifically:

     -- The Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index future and closes the position;

     -- We cannot assure you that a liquid market will exist for any particular contract at any particular time, which may result in the Fund overpaying for a contract or receiving less from the sale of a contract;

     -- The futures market attracts more speculators which may cause price distortions, which would cause the Fund to pay more for a contract or receive less proceeds from the sale of contract.

     An investment in the Zacks Mutual Funds, like all mutual funds, is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                     PAST PERFORMANCE OF MANAGER'S MARKET
                          NEUTRAL PRIVATE ACCOUNTS


     Although at this time the Funds have not commenced operations and therefore have no past performance to report, the Manager has served as the manager of other accounts that have investment objectives, policies and strategies substantially similar to those of the Zacks Market Neutral Fund (collectively "Market Neutral Private Accounts"). The information below does not represent the historical performance of the Zacks Market Neutral Fund and should not be considered a prediction of the future performance of the Fund. The performance of the Fund may be higher or lower than the performance of the Market Neutral Private Accounts. Similarly, the performance of the Market Neutral Private Accounts should not be considered a prediction of the future performance of the Zacks Index Plus Fund, which will have substantially different strategies.

     Principal differences between the Market Neutral Private Accounts and the Zacks Market Neutral Fund:


     -- Market Neutral Private Accounts were not registered under the Investment Company Act of 1940, and therefore were not subject to certain investment restrictions imposed by it. If the Market Neutral Private Accounts had been registered under the 1940 Act, their performance might have been adversely affected.

     -- The Market Neutral Private Accounts were not subject to Subchapter M of the Internal Revenue Code which might have affected their performance as well.

     -- There has been one enhancement to the Manager's market neutral strategy since its inception in February 1995. The Manager became sector neutral in April 1996, seeking to approximate the respective sector weightings in the broad U.S. stock market. Despite this enhancement, the Zacks Market Neutral Fund has substantially similar investment objectives, policies and strategies as the Market Neutral Private Accounts.


     The bar chart and table below provide an indication of the risk of investing in the Zacks Market Neutral Fund by showing changes in the Market Neutral Private Accounts' year-to-year performance and by showing how its average annual total return for the one, three and since inception periods ending December 31, 1998 compared to the average annual total return on 3-month U.S. Treasury Bills and the Standard & Poor's 500 Index for the same period. The returns on the Market Neutral Private Accounts have been adjusted to give effect to the Zacks Market Neutral Fund's anticipated annual expenses of the shares, but have not been adjusted for any front-end sales charge (load).

     [Side bar

     Total return measures how much the price of an investment in a mutual fund changes. For any fund, you should evaluate total return in light of the fund's particular investment objectives and policies, as well as general market conditions during the reported period.]

     Market Neutral Private Accounts*

     Total Return as of December 31, 1998 and each year since inception at February 1995.

     [bar chart]

     17.1% 24.5% 18.9% 21.0%

     1995  1996  1997  1998

     Best Quarter:     6.8% June 30, 1996

     Worst Quarter:    (1.3)% December 31, 1995

     Market Neutral Accounts Average annual returns as of December 31, 1998

     ------------------------------------------------------------------
                                                       since inception
     Investment Instrument         1 year     3 year    February 1995
     ------------------------------------------------------------------
     Market Neutral Accounts        21.0%      21.5%         20.4%
     ------------------------------------------------------------------
     3-month U.S. Treasury Bills     5.1%       5.2%          5.1%
     ------------------------------------------------------------------
     S&P 500 Index                  27.1%      27.7%         30.3%
     ------------------------------------------------------------------

     [Side Bar: The S&P 500 Index follows the stock market performance of 500 of the largest companies in the United States. The companies cover the entire range of American business and represent a substantial proportion of the stocks traded every day. Indices, such as the S&P 500, do not take into account the costs of buying or selling securities or managing a stock portfolio and which are deducted from mutual funds returns. You cannot invest directly in an index.

     An investment in the Zacks Market Neutral Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.]

     Giving effect to the expense limitation of 2.5% on the Net Expenses of the Zacks Market Neutral Fund as set forth in the "Fees and Expenses of the Funds" section, the average annual total returns for the one-year, three-year and since-inception periods ending December 31, 1998 for the Market Neutral Accounts would have been 21.0%, 21.5% and 20.4%, respectively.



                       FEES AND EXPENSES OF THE FUNDS


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds:



                               SHAREHOLDER FEES
                   (fees paid directly from your investment)

     ---------------------------------------------------------------------
                                          Zacks Market       Zacks Index
                                          Neutral Fund       Plus Fund
     ---------------------------------------------------------------------
     Maximum Sales Charge (Load)               4.5%              4.5%
     Imposed on Purchases
     (as a percentage of offering price)
     ---------------------------------------------------------------------
     Maximum Deferred Sales Charge             None              None
     (Load) Imposed on Redemption
     ---------------------------------------------------------------------



                                     5



     ---------------------------------------------------------------------
     Maximum Sales Charge (Load)               None              None
     Imposed on Redemption Dividends
     ---------------------------------------------------------------------
     Redemption Fee                            None              None
     ---------------------------------------------------------------------
     Exchange Fee                              None              None
     ---------------------------------------------------------------------
     Maximum Account Fee                       None              None
     ---------------------------------------------------------------------


ESTIMATED ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)


     ---------------------------------------------------------------------
                                          Zacks Market       Zacks Index
                                          Neutral Fund       Plus Fund
     ---------------------------------------------------------------------
     Management Fees*                         1.90%              2.00%*
     ---------------------------------------------------------------------
     Distribution and Shareholder
     Service (12b-1) Fees                     0.50%              0.50%
     ---------------------------------------------------------------------
     Other Expenses**                        [0.45]%            [0.98]%
     ---------------------------------------------------------------------
     Total Annual Fund
     Operating Expenses                       2.70%              3.48%
     ---------------------------------------------------------------------
     Fee Waiver and Expense
     Reimbursement                            0.20%              0.63%
     ---------------------------------------------------------------------
     Net Expenses                             2.50%              2.85%
     ---------------------------------------------------------------------

     * The Zacks Index Plus management fee is 0.10%. By investing in the Zacks Index Plus Fund, however, you indirectly bear the 1.90% management fee of the Zacks Market Neutral Fund through the Zacks Index Plus Fund's ownership of those shares.

     **Based on estimated amounts for the current fiscal year, without fee waiver and expense reimbursement by the Manager.

     Side Bar]:

     Management fees cover the cost of managing the Fund's investments and the costs of administration. The Manager's fees for management of the Zacks Market Neutral Fund and the Zacks Index Plus Fund are higher than those paid by most other mutual funds.

     Distribution and Shareholder Services Fees, paid under Rule 12b-1, are for the promotion and distribution of the Fund shares and services provided to shareholders. Because the fees are paid from Fund assets on a periodic but continuous basis, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     Other expenses include the costs of the custodian and transfer agent, auditors, attorneys and directors.

     The Manager has contractually undertaken to waive its management fee and bear certain expenses until further notice, but at least through December 31, 2000, in order to limit the total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short). While the fee waivers are in effect, the estimated Total Annual Fund Operating Expenses will be limited to 2.50% for the Zacks Market Neutral Fund and 2.85% for the Zacks Index Plus Fund.

     Example

     This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as the Total Annual Fund Operating Expenses shown above. Your actual costs may be higher or lower. Based on these assumptions, your costs would be:


     Fund                               1 year             3 years
     Zacks Market Neutral Fund           $711               $1,251

     Zacks Index Plus Fund               $785               $1,470

Please note that the above numbers are based on Total Annual Fund Operating Expenses without adjustment for the Manager's fee waiver and expense reimbursement agreement described above. Taking into account such agreement, the one year expenses would be $692 for the Market Neutral Fund and $725 for the Index Plus Fund.

                      INVESTMENT OBJECTIVES AND STRATEGIES

ZACKS MARKET NEUTRAL FUND

     The investment objective of the Zacks Market Neutral Fund is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks a total return greater than the return on investments in 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in U.S. stocks that the Manager has identified as undervalued and taking short positions in U.S. stocks that the Manager has identified as overvalued. By taking long and short positions in different stocks, the Fund attempts to cancel out the effect of general stock market movements on the Fund's performance. The Manager expects that the Fund can achieve a positive return if the Fund's long portfolio outperforms the Fund's short portfolio. Conversely, the Manager expects that the Fund will incur losses if the Fund's long portfolio underperforms the Fund's short portfolio. The Manager will determine the size of each long or short position by analyzing the trade off between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. The Fund seeks to construct a diversified portfolio that has minimal net exposure to the U.S. equity market generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors.

     Although the Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Fund will be subject to various risks, including the risk of poor stock selection by the Manager. We cannot assure you that the Manager will successfully take long positions in stocks and short positions in other stocks, such that the portfolio of long positions outperforms the portfolio of short positions. In addition, the Manager may fail to construct a portfolio that has minimal exposure to general equity market risk or that has near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. Further, because the Manager will manage both a long and a short portfolio, an investment in the Fund will bear the risk that the Manager may make more poor investment decisions than a manager of a typical stock mutual fund which holds only a long portfolio. Moreover, an investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S.
Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is expected to be more volatile than an investment in Treasury Bills.

     To meet margin requirements related to short sales, redemption requests, temporary defensive purposes or for investment purposes, the Fund may also hold a portion of its assets in full faith and credit obligations of the United States government (e.g, U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's or Prime 2 or "Aa" by Moody's Investors Service, Inc.) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.

ZACKS INDEX PLUS FUND

     The investment objective of the Zacks Index Plus Fund is to seek a total return greater than the return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing in shares of the Zacks Market Neutral Fund while simultaneously employing S&P 500 Index futures contracts to gain exposure to the equity market as measured by the S&P 500 Index. Once the Fund has indirectly constructed a diversified long and short portfolio through the purchase of shares of the Zacks Market Neutral Fund, the Fund will purchase S&P 500 Index futures contracts in an amount approximately equal to the net asset value of the Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.

     To meet margin requirements related to short sales, redemption requests, temporary defensive purposes or for investment purposes, the Fund may also hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality.

     The term "Index Plus" refers to the objective of the Fund, which is to outperform the S&P 500 Index. This will only occur if the Zacks Market Neutral Fund outperforms 3-month U.S. Treasury Bills and the return of the S&P 500 Index instruments, in which the Zacks Index Plus Fund is also invested, approximates the return of the S&P 500 Index. Even then the Fund will not outperform the S&P 500 Index unless the combined performance of the Zacks Market Neutral Fund investments outperform the S&P 500 by more than the expense ratio of the Zacks Index Plus Fund.

     The Fund will not enter into any commodity futures contracts if such contract would cause the aggregate initial margin and option premiums to exceed 10% of the fair market value of Zacks Mutual Funds' total assets, after taking into account unrealized profits and losses on contracts it has entered into and excluding the "in money" amount of any options it holds or is subject to.

     The Fund has applied for an exemptive order from the Securities and Exchange Commission to allow it to invest in securities other than those described in Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the "1940 Act") while investing without limit in the Zacks Market Neutral Fund. The Fund will begin such trading immediately upon receipt of the requested exemptive relief.

THE MANAGER'S INVESTMENT PHILOSOPHY AND STRATEGY
------------------------------------------------

     The Manager attempts to add value relative to a benchmark through a quantitative stock selection process, and seeks to diversify investment risk across the holdings in each Fund. In seeking to outperform each Fund's benchmark, the Manager also attempts to control risk in a Fund's portfolio.

     Investment Philosophy. The Manager's investment strategy is based on the belief that just as the broader markets are driven by investors' expectations of interest rates, inflation and economic growth, each individual company's stock price is also driven by expectations. The most critical expectations are the projected earnings for the current quarter, the current fiscal year and the next fiscal year.

     These earnings expectations, or estimates, and their continual revisions are generated by approximately 3000 securities analysts employed by 235 U.S. and Canadian brokerage firms providing ongoing investment research. These analysts closely monitor selected groups of companies, analyzing their financial data, their competitors and their markets. They also evaluate new products and services provided by the companies and meet with company executives to learn more about the company's operations. The analysts use this information to arrive at estimates of the companies' future earnings.

     Statistical studies indicate that when analysts' earnings estimates for a company are revised upward, the stock, on average, will outperform the market. Conversely, if earnings estimates for a company are revised downward, the stock, on average, will underperform the market.

     The methodology used by the Zacks Market Neutral Fund is to select stocks for the long portfolio that the Manager believes will experience future upward estimate revisions and consequently upward price movements and to select stocks for the short portfolio that will experience downward estimate revisions and consequently downward price movements. The Manager relies on information provided by its affiliate, Zacks Investment Research, Inc., to make these investment decisions.

     Zacks Investment Research, Inc., developed a system and database to monitor the earnings estimates of virtually all of the analysts that follow a given company. The Zacks database covers approximately 6000 U.S. and Canadian companies and is updated daily from the research of approximately 3000 securities analysts employed by 235 U.S. and Canadian brokerage firms. Zacks Investment Research uses this database to produce the Zacks Rank, a ranking of companies based on patterns in earnings estimate revisions and deviations between reported quarterly earnings and analysts' estimates of earnings for the quarter. The Zacks Rank seeks to predict future relative investment performance over a 3 - 6 month horizon, for over 6000 U.S. and Canadian companies.

     Zacks Investment Research, Inc. has been producing the Zacks Rank on a weekly basis since 1981. The Zacks Rank classifies companies into five categories: 1, 2, 3, 4, 5. The stocks in category 1 are expected to have upward estimate revisions and the stocks in category 5 are expected to have downward estimate revisions. The Manager has used the Zacks Rank since 1994 as one factor when making stock selection decisions for both long and short portfolio positions in Market Neutral Private Accounts. The Manager plans to use the Zacks Rank to manage investments in the Zacks Market Neutral Fund.

     Decision Process And Stock Selection. The Manager's decision process is based on the portfolio manager evaluating a wide range of fundamental factors, including the Zacks Rank, to determine if a company's stock should be purchased for or sold from the long portfolio or sold short or covered in the short portfolio. The Manager constructs the long and short portfolio positions in the Zacks Market Neutral Fund so that the dollar amount of the long portfolio positions generally approximates the dollar amount in the short portfolio positions. Moreover, the Manager attempts to ensure that the long portfolio and the short portfolio are comparable with respect to (a) the percent of stocks held in specific industry sectors, (b) the market capitalization of the companies whose securities are held by the Fund and (c) the ranges of price/earnings ratios of the securities held.

     Trading. The Manager's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of three trading strategies: traditional brokerage, networks and package or "basket" trades.

     The network arrangements the Manager has developed with Instinet Matching System ("IMS") and Portfolio System for Institutional Trading ("POSIT") facilitate large volume trading with little or no price disturbance and low commission rates.

     Package trades further allow the Manager to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

     The Manager continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.

     INVESTMENT OBJECTIVES AND POLICIES. Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                            PRINCIPAL RISKS

                      Risks Specific to Both Funds
                      ----------------------------


     INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. Investment in shares of the Funds is more volatile and risky than some other forms of investment. The Zacks Rank, or the manager's interpretation or implementation of rankings of portfolio securities, may not correctly predict relative investment performance. In addition, it is possible that the Zacks Market Neutral Fund's long positions will decline in value at the same time that the value of securities sold short increases, thereby increasing the potential for loss. Moreover, the market neutral strategy has the effect of accelerating the recognition of gain for tax purposes and increasing the short-term gain component of gains in the Funds. Short-term gains are ordinarily taxed to shareholders at ordinary income tax rates, thereby increasing the amount of taxes payable by shareholders. As a result of the Fund's strategies, portfolio turnover may be higher than most stock-based mutual funds, and brokerage expenses consequently may be higher.

     RISKS OF SHORT SALES. When the Manager anticipates that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund may realize a gain if the security declines in price between those dates. We cannot assure you that a Fund will be able to close out a short position at any particular time or at an acceptable price.
During the time a Fund has sold a security short the Fund is subject to the risk that the lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender, in which event the Fund may be "bought in" at the price required to purchase the security to close out the short position. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the security sold short is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any gain resulting from a short sale will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

     Until a Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities such that the amount deposited in the account plus any amount deposited with a broker or other custodian as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with such broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with such broker or custodian. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 100% of the value of a Fund's net assets. A Fund's use of short sales may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income rates) than it would if it did not engage in short sales.

              Risks Specific to the Zacks Index Plus Fund Only
              ------------------------------------------------


     RISKS OF S&P 500 INDEX FUTURES. An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Zacks Index Plus Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or takes a long position in an Index Future and may realize a gain if the value of the S&P 500 Index rises between such dates.

     The Zacks Index Plus Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. We cannot assure you that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions.

     Further, when the Zacks Index Plus Fund purchases an Index Future, it is required to maintain at all times, while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its Custodian. The amount which must be maintained is equal to the sum of two amounts: (1) the change in value of the futures contract since purchase, and (2) the initial margin deposit on the futures contract.

         Special Issues Relating to Portfolio Turnover (Both Funds)
         ----------------------------------------------------------

     Portfolio turnover is not a limiting factor with respect to investment decisions of the Manager. The rate of a Fund's portfolio turnover may vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover is difficult to predict, it is not anticipated that under normal circumstances the annual portfolio turnover rate of each of the long and short portfolios of the Zacks Market Neutral Fund will exceed 400%, and it is not anticipated that under normal circumstances the annual portfolio turnover rate of the Zacks Index Plus Fund will exceed 50%, mainly because the primary portfolio position will be an investment in the Market Neutral Fund. It is, however, impossible to predict portfolio turnover in future years. High portfolio turnover involves correspondingly greater brokerage commissions or dealer markup and other transaction costs, which will be borne directly by a Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of such Fund. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. See "Taxes."

     From time to time, the Zacks Market Neutral Fund may experience relatively large purchases or redemptions due to asset allocation decisions made in connection with the Zacks Index Plus Fund. These transactions may have a material effect on the Zacks Market Neutral Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Zacks Market Neutral Fund to the extent that it may be required to sell securities at times when it would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Manager is committed to minimizing the impact of these transactions on the Zacks Market Neutral Fund to the extent it is consistent with pursuing the Zacks Index Plus Fund's investment objective and will monitor the impact of Zacks Index Plus Fund's asset allocation decisions on the Zacks Market Neutral Fund.

                          MANAGEMENT OF THE TRUST

     Each Fund is advised and managed by Zacks Investment Management, Inc. (the "Manager"), which has provided investment advisory services since 1991 to a number of institutional investors located at 155 N. Wacker Drive, Chicago, IL 60606. Zacks Investment Research, Inc is the sole shareholder of the Manager, which is owned by Leonard H. Zacks and Benjamin L. Zacks.

PORTFOLIO MANAGERS
------------------

     Benjamin L. Zacks is the portfolio manager of the Zacks Market Neutral Fund and is principally responsible for its day-to-day management. He is a co-founder of the Manager and has served in various capacities since its inception in 1991. He is currently a director and serves as President of the Manager, and is Vice President and Trustee of the Funds. Mr. Zacks is also a director, Executive Vice President and minority shareholder of Zacks Investment Research, Inc. He received a Bachelor of Arts degree from Boston University in 1968 and undertook graduate work in economics, also at Boston University.

     Mitch E. Zacks is the portfolio manager of the Zacks Index Plus Fund and is principally responsible for its day-to-day management. He has worked for the Manager as a Quantitative Portfolio Manager since 1998. Prior to that, he was an analyst for Lazard Freres & Co. He received a B.A. in economics from Yale University in 1997.

OTHER MANAGER OFFICERS
-----------------------

     Leonard H. Zacks is responsible for the quantitative models used in managing the portfolios. He is a co-founder, director and Director of Research of the Manager, and is

President and Trustee of the Funds. He is also director, President and majority shareholder of Zacks Investment Research, Inc. He received a B.S. in mathematics in 1965, an M.S. in Physics in 1967 and a Ph.D. in Operations Research in 1969 all from Massachusetts Institute of Technology.

     Richard B. Marks has served as compliance officer to the Manager since 1991 and is Chief Financial Officer of Zacks Investment Research, Inc., affiliate of the Manager. He is also Treasurer of the Funds.

     There are 9 professional staff members of the Manager and 180 employees of the Manager's affiliate, Zacks Investment Research, Inc. Zacks Investment Research, Inc. was established in 1981, and an affiliated broker dealer, Zacks & Company, was established in 1978, which is the Distributor of the Funds.

MANAGEMENT CONTRACT
-------------------

     Under a Management Contract with the Trust on behalf of each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, as amended, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name "Zacks" will terminate.

     Each Fund has agreed to pay the Manager a quarterly management fee at the annual percentage rate of such Fund's average daily net assets set forth in the annual operating fee table on page 6. The Manager has contractually undertaken to waive some or all of its management fee and, if necessary, to bear certain expenses of each Fund until further notice to the extent required to limit the total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) of the percentage of a Fund's average daily net assets provided above in the estimated Annual Fund Operating Expenses table. The Manager's fee for management of the Zacks Neutral Fund and Index Plus Fund are higher than that paid by most other mutual funds.

FUND DISTRIBUTOR AND DISTRIBUTION FEES
--------------------------------------

     Shares of the Funds are sold on a continuous basis by Zacks & Company (the "Distributor"), which is an affiliate under common control with the Manager.


     In addition, the Fund has adopted a distribution and shareholder servicing plan under Rule 12b-1 of the 1940 Act, which authorizes the Fund to pay to the Distributor a yearly fee of up to .50% of the average daily net assets of the Fund for distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For the foreseeable future the Fund intends to pay fees of 0.50% of the average daily net assets attributable to the shares.

FUND ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN
------------------------------------------------

     Pursuant to a Fund Administrative Agreement and an Accounting Services Agreement, Firstar Trust Company ("Firstar") will perform several administrative services, accounting and certain compliance and tax reporting functions for the Funds. Firstar also serves as the transfer agent for the Funds, and an affiliate (Firstar Bank Milwaukee, N.A.) serves as the custodian for the Funds.


YEAR 2000 ISSUES
----------------

     Many services provided to the Funds depend on the reliability of electronic and computer dependent systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. The Manager, Distributor, Servicing Agent, Transfer Agent, Custodian, Administrator and certain other service providers to the Funds have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.

                                 YOUR ACCOUNT

     Shares are offered and sold on a continuous basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share plus the sales charge as indicated below:

----------------------------------------------------------------------------------------------------
Amount of purchase        Sales charge               Sales charge            Amount of sales charge
                          (percentage of             (percentage of net      retained by the dealer*
                          offering price)            amount invested)        (percentage of offering
                                                                             price)
-----------------------------------------------------------------------------------------------------
up to $100,000              4.50%                        4.70%                      3.76%
-----------------------------------------------------------------------------------------------------
$100,001 - $250,000         3.50%                        3.60%                      3.00%
-----------------------------------------------------------------------------------------------------
$250,001-$500,000           2.50%                        2.60%                      2.00%
-----------------------------------------------------------------------------------------------------
500,001-$1,000,000          1.00%                        1.00%                      0.75%
-----------------------------------------------------------------------------------------------------
1,000,001-5,000,000*        None                         None                       None
-----------------------------------------------------------------------------------------------------

     *At the discretion of the Distributor of the Funds, Zacks & Company, all sales charges may at times be paid to the securities dealer, if any, involved in the sale of shares. You may be charged a fee if you effect transactions in fund shares through a broker or agent. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor may, in its discretion, pay a 1% commission to broker-dealers who initiate and are responsible for such purchases. This commission will not be paid if the purchase represents the reinvestment of a redemption of Fund shares made during the previous 12 calendar months.

     You pay no front-end sales charge on purchasing $1.0 million or more, but if you sell those shares within the first year, you may pay a deferred sales charge of [0.75%]. Zacks & Company may pay the dealer a commission during the first year after purchase at the following rates.

             ------------------------------------------------
                  Purchase Amount           Commission
             ------------------------------------------------
                  First $3 million             0.75%

                  Next $2 million              0.50%

                  Over $5 million              0.25%
             ------------------------------------------------

     If a commission is paid for purchases of $1 million or more, the dealer will be paid with distribution fees received from the Fund. If distribution fee limits have already been reached for the year, the Distributor itself will pay the commissions.

Front-End Sales Charge Waivers and Reductions
---------------------------------------------

Shares may be offered and sold without front-end sales charges to various individuals and institutions, including:


     -- Shareholders who are automatically reinvesting their dividend or capital gains to acquire more shares;

     -- Certain retirement plans, such as profit-sharing, pension, 401(k), and simplified employee pension plans (SEP's and SIMPLE's), deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code and "Rabbi Trusts;"

     -- Persons who have taken a distribution from a retirement plan invested in shares of the Fund, to the extent of the distribution, provided that, the distribution is reinvested within 90 days of the payment date;

     -- State and local government entities that are prohibited from paying mutual fund sales charges;

     -- For the individual investment accounts of registered securities brokers and dealers who have entered into sales or service agreements with the Distributor and who have achieved certain sales objectives of the Fund and for the individual investment accounts of certain registered personnel and employees of such securities brokers and dealers, and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of the employing broker or dealer;

     -- Owners of private accounts managed by the Manager who either purchase Fund shares within one year of the Fund's inception or who, within the Manager's sole discretion, are no longer eligible for separate account management by the Manager and who in either case liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;

     -- Trust companies investing $1 million or more for common trust or collective investment funds;

     -- Registered investment companies; persons who contemporaneously exchange shares in the Firstar Money Market Fund for shares, to the extent of the exchange; provided, however, that the sales charge waiver provided by this exception shall only be available (a) for one exchange-related purchase per year and (b) to persons who immediately prior to their investment in the Firstar Money Market Fund were shareholders of the Fund;

     -- Purchases by trustees and officers of the Fund, employees of and counsel for Zacks Investment Management, Inc., Zacks Investment Research, Inc. and its affiliates, and their spouses, children, grandchildren and parents, in accordance with the internal policies and procedures of their respective employers, as well as purchases by private partnerships managed by the Manager or its affiliates;

     -- "Wrap accounts" for the benefit of clients of registered broker-dealers having sales or service agreements with the Distributor;

     -- Any investor who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund and on which the investor was subject to a front-end sales charge or a contingent deferred sales charge, provided that the proceeds are invested in the Fund within 10 days of the redemption;

     -- Purchases by the Zacks Index Plus Fund of shares in the Zacks Market Neutral Fund; and

     -- Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; as well as clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent.

     REDUCING SALES CHARGES. If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of shares to take advantage of the breakpoints in the sales charge schedule. The following two methods can be combined in any manner:

     -- RIGHTS OF ACCUMULATION. The Fund offers a Right of Accumulation ("ROA") allowing you to purchase shares at the sales charge applicable to the sum of (a) the dollar amount then being purchased, plus (b) the higher of either (i) the current market value (calculated at the applicable Offering Price) or (ii) the actual purchase price of all Fund shares already held by you and your spouse and minor children. To receive an ROA, at the time of purchase, you must give your investment professional, the Distributor, or the Transfer Agent sufficient information to determine whether the purchase will qualify for the reduced sales charge.

     -- LETTER OF INTENT. You may also immediately qualify for a reduced sales charge on the purchase of shares by completing the Letter of Intent section of the account application ( "LOI"). By completing the LOI, you express an intention to invest during the next 13-month period a specified amount (minimum of at least $100,001) which, if made at one time, would qualify for a reduced sales charge. Any shares you own on the date you execute the LOI may be used as a credit toward the completion of the LOI. However, the reduced sales charge will only be applied to new purchases. Any redemptions made during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been satisfied. If, at the end of the 13-month period covered by the LOI, the total amount of purchases (less redemptions) does not equal the amount indicated, you will be required to pay the difference between the sales charge paid at the reduced rate and the sales charge applicable to the purchases actually made. Shares equal to 5% of the amount specified in the LOI will be held in escrow during the 13-month period and are subject to involuntary redemption to assure any payment of a higher applicable sales charge. Signing a LOI does not bind you to purchase the full amount indicated, but you must complete the intended purchase in accordance with the terms of the LOI to obtain the reduced sales charge. For more information on the LOI, please contact your investment professional, the Distributor, or the Transfer Agent.

     REINSTATEMENT PRIVILEGE. If you sell shares in the Fund you may invest some or all of the proceeds in the Fund's shares once per year within 120 days without the imposition of a sales charge. In order to rely on this privilege, all accounts involved must have the same name before and after the reinstatement. For more information, please contact your investment professional, the Distributor, or the Transfer Agent.

                            WHO TO CONTACT

     Any questions or communications regarding a shareholder account should be directed to your registered representative at your broker-dealer or to Zacks & Company, the Distributor, at 1-888-_________. General inquiries regarding the Fund can be directed either to your investment professional or to the Fund at the address or telephone number listed on the back cover page.

INVESTING IN THE FUND
---------------------

     Before opening an account and investing in Fund shares, you should contact your investment professional. Then, you should:

     --  Read this Prospectus carefully.

     --  Determine how much you would like to invest.

            The minimum initial investment requirements are:

            Non-retirement account:             $5,000

            Retirement account:                 $2,000

            Automatic Investment Plan ("AIP"):  $3,000

            (to maintain the plan, you must invest at least $50 per month)

            Subsequent investments:             $100 or more


     The Fund may change or waive these minimums at any time; you will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

     -- Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your investment professional or the Fund at 1-888-__________. Account applications will be accepted by investment professionals who have entered into sales or service agreements with the Distributor, the Distributor, or the Transfer Agent.

     -- The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate intermediaries to accept orders on behalf of the funds. The Fund is deemed to have received the order when an authorized broker, or its designee, accepts the order. Customer orders will be priced at the Fund's net asset value, next computed, after they are accepted by an authorized broker, or its designee.

     -- Make your initial investment, and any subsequent investments, following the instructions set forth below.

BUYING SHARES
-------------

     You may open an account by completing an account application and paying for your shares by check or wire. All new account applications should be given to your investment professional or forwarded to the Distributor or the Transfer Agent, whose addresses appear on the back cover page of this Prospectus. The price per share will be the net asset value plus applicable sales charges next computed after the time the application and funds are received in proper order by the Transfer Agent and accepted by the Fund. The Fund does not consider the

U.S. Postal Service or other independent delivery services to be its agents; therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. A confirmation indicating the details of each purchase transaction will be sent to you promptly.

     By check:
     ---------

     -- You may write a check for the investment amount, payable to "Zacks Market Neutral Fund" or to "Zacks Index Plus Fund". Payment should be made in U.S. funds by check drawn on a U.S. bank, savings and loan, or credit union. Neither cash nor third-party checks will be accepted.

     -- You may purchase shares through broker-dealers who have no sales agreement with the Distributor, but you may be charged a transaction fee in addition to the sales charge.

     -- If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any resulting losses suffered by the Fund.

     -- All applications to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase application in whole or in part.

     By wire:
     --------

     -- Obtain your account number by reviewing your account statement or by calling your investment professional, the Distributor, or the Transfer Agent.

     --  Provide your bank with the following instructions to wire funds:

                 Wire to: Firstar Bank Milwaukee, N.A.
                 ABA Number 075000022
                 Credit: Firstar Trust Company
                 Account 112-952-137

                 Further credit: Zacks Market Neutral Fund or Zacks Index Plus Fund
                 (shareholder account number)
                 (shareholder name/account registration)

     -- Please call 1-888-________ prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions.

     -- The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

PURCHASING ADDITIONAL SHARES
----------------------------

     You may add to your account by check, wire or the automatic investment plan. A confirmation indicating the details of each subsequent purchase transaction will be sent to you promptly.

     By check:
     ---------

     -- Make out a check for the investment amount, payable to "Zacks Market Neutral Fund" or to "Zacks Index Plus Fund " Neither cash nor third-party checks will be accepted.

     -- Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying your account number and the name(s) in which the account is registered.

     -- Deliver the check and your investment slip or note to your investment professional, the Distributor, or the Transfer Agent.

     By wire:
     --------

     --  Follow the wire instructions used to open an account.

     Automatic Investment Plan:
     --------------------------

     -- The Automatic Investment Plan ("AIP") is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of high per share price levels. A program of regular investment cannot ensure a profit or protect against a loss from declining markets.

     -- The AIP allows you to make regular, systematic investments in shares of the Fund from your bank checking or NOW account. The minimum initial investment for investors using the AIP is $3,000. To establish the AIP, complete the appropriate section in the account application attached to this Prospectus. Under certain circumstances (such as discontinuation of the AIP before the minimum initial investment is reached), the Fund reserves the right to close your account. Prior to closing any account for failure to reach the minimum initial investment, the Fund will give you written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. Your account may be closed in periods of declining share prices.

     -- Under the AIP, you may choose to make investments on certain days of each month (at least seven days apart) in amounts of $50 or more. There is no service fee charged by the Fund for participating in the AIP. However, a service fee of $25 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone of your intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with most financial institutions.

REDEEMING SHARES
----------------

     You may request redemption of part or all of your Fund shares at any time. The price per share will be the net asset value next computed after the time the redemption request is received in proper form by the Transfer Agent and accepted by the Fund, less any applicable fees. See "Determination of Net Asset Value." The Fund normally will mail your redemption proceeds within one or two business days and, in any event, no later than seven business days after receipt by the Transfer Agent of a redemption request in good order. However, the Fund may hold payment until investments which were made by check, telephone, or pursuant to the AIP have been collected (which may take up to 12 days from the initial investment date). What follows is a listing of the various ways you may redeem shares. Redemptions may be made by written request, telephone, wire, or exchange.

     By written request:
     -------------------

     -- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

     -- Include all signatures and any additional documents that may be required. See "Special Situations," below.

     --  Forward the materials to the Transfer Agent.

     -- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

     By telephone:
     -------------

     -- Complete the "Telephone Redemption" section of your new account application.

     --  To place your redemption order, you may call 1-888-________.

     -- Redemption requests by telephone are available for redemptions of $1,000 to $25,000. Redemption requests for less than $1,000 or more than $25,000 must be in writing.

     -- Proceeds redeemed by telephone will be mailed or wired only to your address or bank of record as shown on the records of the Transfer Agent.

     -- The Fund reserves the right to refuse any request made by telephone and may limit the amount involved or the number of telephone redemptions.

     -- Once you place a telephone redemption request, it cannot be canceled or modified.

     -- Neither the Fund nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone. Accordingly, you bear the risk of loss. However, the Fund will use reasonable procedures to ensure that instructions received by telephone are genuine and to discourage fraud, including recording telephonic transactions, testing a caller's identity and sending written confirmation of telephonic transactions to investors. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephonic instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

     -- You may experience difficulty in implementing a telephone redemption during periods of unusual market conditions. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as noted above.

     By wire:
     --------

     -- Fill out the "Telephone Redemption" section of your new account application.

     -- To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call the Transfer Agent.

     -- Funds will be wired on the next business day. A $12 fee will be deducted from your account.

     -- You may make redemptions requests of $25,000 or less by telephone if the funds are to be transmitted by wire. Redemption requests for more than $25,000 must be made in writing.

     IRAs. Shareholders who have an Individual Retirement Account ("IRA") or other retirement plan must indicate on their redemption requests whether or not to withhold federal income taxes. Redemption requests failing to indicate an election will be subject to withholding.

     Special Situations. If you are acting as an attorney-in-fact for another person, or as a trustee or on behalf of a corporation, additional documentation may be required in order to effect a redemption. Questions regarding such circumstances may be directed to your investment professional, or the Transfer Agent by calling 1-888-________. In addition, the Fund requires a signature guarantee for all authorized owners of an account: (a) when you submit a written redemption request for more than $25,000, (b) when you add the telephone redemption option to your existing account, (c) if you transfer ownership of your account to another individual or entity, or (d) if you request redemption proceeds to be sent to an address other than the address that appears on your account. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, saving associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

EXCHANGE OF FUND SHARES
-----------------------

     The Funds offer two convenient ways to exchange shares in one Fund for shares of the other Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of one Fund for shares of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days after the transaction was completed.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

     By mail:
     --------

     -- Shareholders should simply send a letter of instruction to the Trust which includes (a) the investor's account number; (b) the Fund from and the Fund into which the exchange is to be made; (c) the dollar or share amount to be exchanged; and (d) the signatures of all registered owners or authorized parties.

     By telephone:
     -------------

     -- To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-888_________.

     -- If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the name of the Fund from which and the Fund into which the exchange is to be made; and (c) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application.

     -- The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions to investors, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

     -- The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time. The telephone exchange privilege will be suspended for a period of 10 days following a telephonic address change.


EXCHANGE INTO A MONEY MARKET FUND
---------------------------------

     As a service to our shareholders, Zacks Mutual Funds have established a program whereby you can exchange your Zacks Mutual Fund shares for shares of the Firstar Money Market Funds. These funds are no-load money market funds managed by Firstar which offer check-writing privileges. The Firstar Funds are unrelated to Zacks Mutual Funds.

     You may exchange your shares in the Fund for shares of the Firstar Money Market Funds at no additional charge. The Firstar Funds consist of the Money Market Fund (which is a general money market fund), U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, and Tax-Exempt Money Market Fund. This exchange privilege is a convenient way to buy shares in a money market fund in order to respond to changes in your goals or in market conditions. Before exchanging into any of the Firstar Funds, read the applicable prospectus. To obtain a prospectus for the Firstar Funds, call toll-free 1-888-________ (888-________). There is no charge for exchange transactions which are requested by mail. Firstar will charge a fee for each exchange transaction that is executed over the telephone. This fee is currently $5.00.

     By Mail:
     --------

     -- To exchange your shares of the Fund into any of the Firstar Funds, complete and sign an application and mail it to:

                        Zacks Mutual Funds
                        c/o Firstar Mutual Fund Services, LLC
                        P.O. Box 701
                        Milwaukee, WI  53201

     -- You may also send the application via overnight courier to Firstar Mutual Fund Services, LLC, at 615 E. Michigan Street,
         Milwaukee, WI 53202.

     By Telephone:
     -------------

     -- If you have authorized telephone transaction privileges in your application, you may also make exchanges by calling toll-free 1-888-_______(888-______). Exchanges made over the telephone may be made by any person, not just the shareholder of record. Certain other limitations and conditions apply to all telephone transactions.

     OTHER INFORMATION ABOUT EXCHANGING SHARES.   All accounts opened as a
result of using the exchange privilege must be registered in the same name and taxpayer identification number as your existing account with the Fund. Because of the time needed to transfer money between the Fund and the Firstar Money Market Funds, you may not exchange into and out of the same fund on the same or successive days; there must be at least one day between exchange transactions. You may exchange your shares of the Fund only for shares that have been registered for sale in your state. Remember that each exchange represents the sale of shares of one fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction. If your account is subject to backup withholding, you may not open another account using the exchange privilege. Because excessive trading can hurt the Fund's performance and shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes excessive use of the exchange privilege (more than five exchanges per calendar year). Your exchanges may be restricted or refused by the Adviser if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timing" strategy may be disruptive to the Fund. The Fund reserves the right to terminate or modify the exchange privilege upon at least 60 days' written notice to shareholders. A signature guarantee is not required except in cases where shares are also redeemed for cash at the same time. The restriction or termination of the exchange privilege does not affect the rights of shareholders to redeem shares as discussed below.

TERMINATION OF ACCOUNTS
-----------------------

     Your account may be terminated by the Fund if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $1,000. A check for the proceeds of redemption will be sent to you within seven days of the redemption.

NET ASSET VALUE
---------------

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern Standard Time) on each day the New York Stock Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share for each class of shares is calculated by taking the fair value of the total assets per class, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding in that class. The result, rounded to the nearest cent, is the net asset value per share.

     In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at fair value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices.
 Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation or its delegate. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. All money market instruments held by the Fund will be valued on an amortized cost basis.

RETIREMENT PLANS
----------------

     The Fund offers through Firstar, in its capacity as Custodian, certain qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Contributions to the following plans are tax-deductible as provided by law and earnings are tax-deferred until distributed.

     --  Individual Retirement Accounts

     --  Simplified Employee Pension Plan

     --  Savings Incentive Match Plan for Employees of Small Employers


     A complete description of the above plans, as well as a description of the applicable service fees, may be obtained by calling 1-888-________ or writing to the Fund c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                 DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

     You should not expect income from this Fund. However, as required by law, to avoid double taxation, the Fund will distribute substantially all of its net realized capital gains and net investment income, if any, to shareholders annually in the form of a distribution and/or dividend, taxable to you as capital gain or ordinary income. In the absence of specific instructions to the contrary, distributions and dividends will be reinvested in additional Fund shares and will not be available for the payment of taxes.
 See "Dividends, Capital Gains Distributions and Tax Treatment" and "Implementation of Policies and Risks."

     The Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. However, for federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends and capital gains, if any, will be distributed at least annually in December. Please note, however, that the objective of the Fund is capital appreciation, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at Zacks Mutual Funds, Inc., c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by current federal law to withhold federal income tax from your distributions (including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

[BACK COVER]


You can find more detailed information about the Zacks Mutual Funds in the current Statement of Additional Information, dated __________ , 1999, which we have filed electronically with the Securities and Exchange Commission
(SEC) and is incorporated by reference into this Prospectus. To receive your free copy of a Statement of Additional Information, or any existing annual or semi-annual reports, or if you have questions about investing in the
Funds, write to us at:  [                             ]

or call our toll-free number:
1-888 [                   ]

You can find reports and other information about the Funds on the SEC Web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.


Investment Company Act file number [              ]
Website or E-mail requests?

                       STATEMENT OF ADDITIONAL INFORMATION

                  ZACKS SERIES TRUST (d/b/a ZACKS MUTUAL FUNDS)

                            ZACKS MARKET NEUTRAL FUND

                              ZACKS INDEX PLUS FUND

                             155 North Wacker Drive
                                Chicago, IL 60606
                                 (312) 630-9880

         This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of the Zacks Market Neutral Fund and the Zacks Index Plus Fund of Zacks Series Trust, doing business as the Zacks Mutual Fund (the "Trust") dated _____, 1999 (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Trust.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................................

MISCELLANEOUS INVESTMENT PRACTICES.........................................

INVESTMENT RESTRICTIONS....................................................

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...................................

MANAGEMENT OF THE TRUST....................................................

INVESTMENT ADVISORY AND OTHER SERVICES.....................................

PORTFOLIO TRANSACTIONS.....................................................

TOTAL RETURN CALCULATIONS..................................................

FUND PERFORMANCE...........................................................

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES...........................

DETERMINATION OF NET ASSET VALUE...........................................

RETIREMENT PLANS...........................................................

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each of the Zacks Market Neutral Fund and the Zacks Index Plus Fund (each, a "Fund" and collectively, the "Funds") of the Trust are described in the text of the Prospectus under the headings "The Funds--An Overview" and "The Funds-- In Depth".

         In addition, the following is an additional description of certain investments of the Fund(s).

         SHORT SALES (BOTH FUNDS). The Zacks Market Neutral Fund will seek, and the Zacks Index Plus Fund may seek, to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. Although the strategy aims to replace the security at a net price which is lower than the price at which it was sold by a Fund, the price at such time may be more or less than the price at which the security was sold. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.

         S&P 500 INDEX FUTURES (ZACKS INDEX PLUS FUND ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 Index from time to time. Entering into a contract to buy units of the S&P 500 Index is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index.

         Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Zacks Index Plus Fund will ordinarily be able to close open positions on the U. S. futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

         In contrast to purchases of a common stock, no price is paid or received by the Zacks Index Plus Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The types of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

         The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

         Positions in Index Futures may be closed out only if there is a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Zacks Index Plus Fund would continue to be required to make daily cash payments of variation margin.

         Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract purchase is effected by entering into a futures contract sale for the same aggregate amount of the specified financial instrument with the same delivery date. If the offsetting sale price exceeds the purchase price, the Zacks Index Plus Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

                       MISCELLANEOUS INVESTMENT PRACTICES

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Funds may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing.

         ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

         PORTFOLIO TURNOVER. A change in securities held by a Fund is known as

"portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates. See "Dividends, Distributions and Tax Matters" and "Portfolio Transactions."

                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of a Fund to change these fundamental investment restrictions, the Trust will not take any of the following actions with respect to such Fund:

         (1) Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin (in the case of the Zacks Index Plus Fund only). Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

         (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

         (7) Concentrate more than 25% of the value of its total assets in any one industry.

         (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

         (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

         (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

         (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

         (12) The Fund will not enter into any commodity futures contracts or any option related to such a contract if such contract or option would cause the aggregate initial margin and option premiums to exceed 10% of the fair market value of Zacks Mutual Funds' total assets, after taking into account unrealized profits and losses on contracts it has entered into and excluding the "in money" amount of any options it holds or is subject to as such term is defined in CFTC
Section 190.01(x).

         Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

         It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:

         (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).

         (b) Write, purchase or sell options on particular securities (as opposed to market indices).

         (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (d) Make investments for the purpose of exercising control of a company's management.

         (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

         Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." The Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies); and (c) distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         As described in the Prospectus under the heading "Distributions," each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, and

(ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on [ ].

         In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to investors as ordinary income. Distributions of long-term gains (generally taxed at a 20% rate) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally apply to a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         Each Fund is generally required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         *Benjamin L. Zacks, age 50, is Vice President and Trustee of the Trust. Mr. Zacks is also portfolio manager for the Zacks Market Neutral Fund and is principally responsible for its day to day management. He is a co-founder, director and currently serves as President of Zacks Investment Management, Inc., the Manager of the Funds, and has served in various capacities since its inception in 1991. He is also a co-founder, director, Executive Vice President, and minority shareholder of Zacks Investment Research, Inc., which is the parent company of the Manager.

         *Leonard H. Zacks, age 52, is Trustee and President of the Trust. Mr. Zacks is a co-founder, a director and Director of Research of the Manager. He is also a co-founder, director and majority shareholder of Zacks Investment Research, Inc., the parent company of the Manager. He received a B.S. in mathematics, an M.S. in Physics and a Ph.D. in Operations Research, all from Massachusetts Institute of Technology.

         William M. Holzman, age 50, is Trustee of the Trust. He is a partner in the law firm of Neal, Gerber & Eisenberg in Chicago, IL.

         Hubbard R. Garber, age 40, is Trustee of the Trust. He is a partner of Boston-based investment banking and consulting firm of Barrington Partners.

         Steven M. Goldring, age 58, is Trustee of the Trust. He is an independent trader at Mid American Commodity Exchange of the Chicago Board of Trade.

*Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or the Manager.

         The mailing address of each of the officers and Trustees is c/o Zacks Mutual Funds, 155 North Wacker Drive, Suite 300, Chicago, Illinois 60606. The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

         The Trust will pay the Trustees, other than those who are interested persons of the Trust or Manager, a fee of $500 for each meeting attended, or up to $2,000 annually, plus transportation costs for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth an estimate of the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended __________:


                                                                                           Total Compensation
                          Aggregate        Pension or Retirement      Estimated Annual     From Fund and Fund
                          Compensation     Benefits Accrued As        Benefits Upon        Complex Paid To
Name of Person, Position  From Fund        Part of Funds Expenses     retirement           Directors

William M. Holzman        $2,000                   0                       0                 $2,000

Hubbard R. Garber         $2,000                   0                       0                 $2,000

Steven M. Goldring        $2,000                   0                       0                 $2,000

         Messrs. Leonard and Benjamin Zacks, each being a director, officer and employee of the Manager, will benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust. Messrs. Leonard and Benjamin Zacks are brothers and Mitch Zacks, who is employed by the Manager and is responsible for the day to day management of the Zacks Index Plus Fund, is the son of Leonard H. Zacks.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         MANAGEMENT CONTRACTS. Under management contracts (each, a "Management Contract") between the Trust, on behalf of each Fund, and Zacks Investment Management, Inc. (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         Each of the Funds has agreed to pay the Manager a quarterly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Manager has contractually agreed that it will, for the minimum time period stated in the Prospectus, waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until further notice so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) will not exceed the percentage of each Fund's average daily net assets as set forth in the Prospectus. In addition, the Manager's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution expenses paid pursuant to a distribution plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.

         Each Management Contract provides that the Manager shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

         Each Management Contract will continue in effect for a period of no more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         As disclosed in the Prospectus and in this Statement of Additional Information under the heading "Management of the Trust," Leonard H. Zacks is Trustee and President of the Trust as well as a director and Director of Research of the Manager. Benjamin L. Zacks is Trustee and Vice President of the Trust as well as a director and President of the Manager. Each of these persons may be deemed a controlling person of the Manager.

         During the first fiscal year from ________ (inception date) to _______, it is anticipated that the Zacks Market Neutral Fund and the Zacks Index Plus Fund will pay the following amounts as management fees to the Manager pursuant to its Management Contract:

FUND                      PERIOD           GROSS                      REDUCTION            NET
----                      ------           -----                      ---------            ---

Zacks Market Neutral Fund

Zacks Index Plus Fund

         ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of ___ of the average daily net assets of the Trust. For the first fiscal year from ________________ (inception date) to ________, it is anticipated that the Administrator will receive from the Zacks Market Neutral Fund $_______ in administration fees. Of this amount, the Manager expects the Administrator to waive $________.

         FUND ACCOUNTING. The Trust has also entered into a Fund Accounting Agreement with Firstar Fund Services, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $________ for each Fund. For the first fiscal year from ________ (inception date) to _________, it is anticipated that the Zacks Market Neutral Fund will pay approximately $________ in fund accounting fees and that the Zacks Index Plus Fund will pay approximately $_______ in fund accounting fees.

         DISTRIBUTOR AND DISTRIBUTION PLAN. As shares of each Fund are sold on a continuous basis by the Trust's distributor, Zacks & Company (the "Distributor"). The Distributor is under common ownership and is considered an affiliate of the Manager. Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

         Pursuant to the Distribution Plan (the "Plan") described in the Prospectus, in connection with the distribution of shares of the Funds. The Distributor receives certain distribution fees from the Trust. Subject to the percentage limitation on the distribution fee set forth in the Prospectus, the distribution fee may be paid in respect of services rendered and expenses borne in the past with respect to shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers.

         For the first fiscal year from ________ (inception date) to ________, it is anticipated that the Zacks Market Neutral Fund and the Zacks Index Plus Fund will incur distribution expenses of $__________ and ____________, respectively.

         The Plan may be terminated with respect to shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities. Any change in the Plan that would materially increase the cost requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor's Contract may be terminated with respect to any Fund at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund and will terminate automatically, without the payment of any penalty, in the event of its assignment.

         The Plan and the Distributor's Contract will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

         The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of shares, although it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

         CUSTODIAL ARRANGEMENTS. Firstar Bank Milwaukee, N.A., 615 E. Michigan Street, Milwaukee, WI 53202, an affiliate of Firstar Mutual Fund Services, LLC, is the Trust's custodian. As such, the custodian holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, the custodian receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

         TRANSFER AGENT. Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 serves as the Funds' Transfer Agent. The Transfer Agent is responsible for maintaining the shareholder ledger for each Fund and for assisting in the dissemination of fund information to shareholders, in the event a shareholder vote is required, and on a periodic basis.

         INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are Altschuler, Melvoin & Glasser, 30 South Wacker Drive, Chicago, IL 60606. These accountants conduct an annual audit of the Trust's financial statements, assist in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consult with the Trust as to matters of accounting and federal and state income taxation.

                             PORTFOLIO TRANSACTIONS

         INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Manager even though it could also have been purchased or sold for other clients at the same time.

         Likewise, a particular security may be purchased on behalf of one or more clients when the Manager is selling the same security on behalf of one or more other clients. In some instances, therefore, the Manager, acting for one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected pro rata on the basis of cash available or other equitable basis so as to avoid any one account's being preferred over any other account.

         BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are considerations of judgment.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Trust.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

                            TOTAL RETURN CALCULATIONS

         Average annual total return is computed according to the following formula:
                                         n
                                 P(1 + T)  = ERV

where P = the amount of an assumed initial investment in shares of a Fund (less the maximum sales charge, if any, during the period); T = average annual total return; n = the number of years from initial investment to the end of the period; and ERV = the ending redeemable value of shares held at the end of the period.

         Average Annual total return for each of the Fund's shares for the periods indicated are as follows:

         Where:

               T       =  Average annual total return

               ERV     =  Ending redeemable value of a hypothetical $1,000
                              investment made at the beginning of a period at the end of such period
               P       =  A hypothetical initial investment of $1,000
               n       =  Number of years

         The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

         PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Manager in comparison to other investment advisers and to other institutions.

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

                                FUND PERFORMANCE

         Each Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature and advertisements. The results may be calculated on several bases, including average annual total return, total return and cumulative total return. Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments over a specified period of time, assuming the reinvestment of all dividends and distributions. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects the performance over a stated period of time.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         As more fully described in the Prospectus, the Trust is a diversified open-end series management investment company organized as Delaware business trust in May 1999. A copy of the Agreement and Declaration of Trust of the Trust (the "Declaration of Trust"), is on file with the Secretary of the state of Delaware. The fiscal year of the Trust ends on ________.

         Interests in the Trust's portfolios are currently represented by shares of two series, the Zacks Market Neutral Fund and the Zacks Index Plus Fund, issued pursuant to the Declaration of Trust. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by the majority vote of the Trustees.

         The Trustees may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each of the Funds' shares represents an interest in the assets of the Fund issuing the share and has identical voting, dividend, liquidation and other rights, and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class, and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan, which pertains to a particular class, and other matters for which for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proportion, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50%of the voting power of the Company can elect all of the Directors of the Company.

         Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the shareholders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

         The Trust does not hold annual shareholder meetings, but does hold special shareholder meetings when the Board of Trustees believes it is necessary or when required by law. The Trust will hold a special meeting when requested in writing by the holders of at least 10% of the shares eligible to vote at a meeting. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

         Under Delaware law, the shareholders of the Fund are not personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

         OWNERS OF 5% OR MORE OF A FUND'S SHARES. The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the Zacks Market Neutral Fund as of ________, 1999:

                          NAME AND ADDRESS        PERCENTAGE OWNERSHIP

                              OF OWNER                OF THE FUND

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the Zacks Index Plus Fund as of ________, 1999:

                          NAME AND ADDRESS        PERCENTAGE OWNERSHIP

                              OF OWNER                OF THE FUND

         The officers and Trustees of the Trust, as a group, own ____% of both the Zacks Market Neutral Fund and the Zacks Index Plus Fund.

                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading.

         The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Christmas Day, New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day and Thanksgiving Day.

         Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                                RETIREMENT PLANS

         The Fund offers through Firstar, in its capacity as Custodian, certain qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis. Contributions to these plans are tax-deductible as provided by law and earnings are tax-deferred until distributed.

         Individual Retirement Accounts

         Individuals under age 70 1/2 who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may contribute money to an IRA. For taxable years beginning after 1996, in the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation or earned income. The Fund offers a prototype IRA plan which may be adopted by individuals to establish a new IRA or to rollover funds from an existing IRA.

         Earnings on amounts held in an IRA are not taxed until withdrawn. However, the amount of the deduction, if any, allowed for IRA contributions is limited for an individual who is, or whose spouse is, an active participant in an employer-sponsored retirement plan and whose income exceeds specific limits.

         Simplified Employee Pension Plan

         The Fund also offers a simplified employee pension ("SEP") plan for employers, including self-employed individuals who wish to purchase Fund shares with tax-deductible contributions. Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

         Savings Incentive Match Plan for Employees of Small Employers

         The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a written arrangement established under Section 408(p) of the Code which provides a simplified tax-favored retirement plan for small employers. In a SIMPLE Plan, each employee may choose whether to have the employer make payments as contributions under the plan or to receive these payments directly as cash. A small employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions made under a SIMPLE Plan are made to SIMPLE IRAs. A SIMPLE IRA is an IRA to which the only contributions that can be made are contributions under a SIMPLE Plan.

         A complete description of the above plans, as well as a description of the applicable service fees, may be obtained by calling 1-888-________ or writing to the Fund c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Please note that early withdrawals from a retirement plan may result in adverse tax consequences.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

          a.      Declaration of Trust.*

          b.      By-Laws.*

          c.      Not Applicable.

          d.      Investment Management Agreement.*

          e.      Distribution Agreement.*

          f.      Not Applicable.

          g.      Form of Custodian Agreement.*

          h.      1. Form of Transfer Agency Agreement.*
                  2. Form of Fund Accounting Servicing Agreement*
                  3. Form of Fund Administration Servicing Agreement*

          i. Opinion and Consent of D'Ancona & Pflaum LLC as to legality of shares being registered.**

          j.      1. Consent of Independent Auditors to Use of Report.**

          k.      Not Applicable.

          l.      Not Applicable.

          m.      Rule 12b-1 Distribution Plan.*

          n.      Not Applicable.

          o.      Not Applicable.

          p.      Powers of Attorney.**

------------------

*Filed Herein

**To be filed by amendment prior to request for declaration of effectiveness

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of the effective date of this registration statement, Zacks Investment

Management, Inc., the Registrant's Manager, owns 100% of Registrant's shares. The Manager, in turn, is an affiliate of Zacks Investment Research, Inc., and under common control with Zacks & Company, the Registrant's principal underwriter.

ITEM 25.  INDEMNIFICATION

       Reference is made to Article VIII of the Declaration of Trust of the Registrant, filed as Exhibit A to Registrant's Initial Registration Statement which provides the following:

       No Trustee or officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. No Trustee or officer shall be liable for any act or omission in his or her capacity as Trustee or officer, or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained herein or in the Delaware Business Trust Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or as an officer.

       The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which said Trustee may be involved or with which said Trustee may be threatened, while as a Trustee or thereafter, by reason of being or having been such a Trustee except with respect to any matter as to which said Trustee shall have been adjudicated to have acted in bad faith or with willful misfeasance, gross negligence or reckless disregard of the duties of office; PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which such person may be lawfully entitled; PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 8.2; PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that such person is not entitled to such indemnification.

          The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 8.2.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

       Zacks Investment Management, Inc., the Registrant's Investment Manager, renders investment advisory services to individuals, private investment partnerships, and institutional and pension and profit-sharing plan accounts. None of the officers or directors of the Manager have been engaged in other professions and/or employment capacities during the past two fiscal years except as follows:

       (1) all officers and directors of the Manager hold similar positions with Zacks Investment Research, Inc., an affiliate of the Manager, which provides investment and economic research; and (2) Leonard H. Zacks and Richard
B. Marks hold similar positions with Zacks & Company, the Trust's underwriter (see Item 27).

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter of Zacks Series Trust d/b/a Zacks Mutual Funds is Zacks & Company, an Illinois corporation and an affiliate of the Manager ("Underwriter"). The Underwriter does not act as principal underwriter, depositor, and/or investment adviser for any other investment company.

          (b)

   NAME & PRINCIPAL BUSINESS                   POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES
          ADDRESS                                     UNDERWRITER                    WITH FUND

Leonard H. Zacks                                  Director, President           Trustee, President
Zacks & Company
155 N. Wacker Dr., Ste. 300
Chicago, Illinois 60606

Richard B. Marks
Zacks & Company
155 N. Wacker Dr., Ste. 300                       Treasurer, Financial &        Treasurer
Chicago, Illinois 60606                           Operations Principal

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All documents and records related to portfolio transactions are located at Zacks Series Trust, d/b/a Zacks Mutual Funds, 155 N. Wacker Drive, Suite 300, Chicago, IL 60606

         All other documents and records are located at Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Commencing with Registrant's annual report to shareholders for the year ending _______________, 2000, Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 13th day of August, 1999.

                                           ZACKS SERIES TRUST
                                           d/b/a Zacks Mutual Fund


                                           By /s/Leonard H. Zacks, Trustee
                                              ----------------------------
                                                 Leonard H. Zacks, Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


/s/Leonard H. Zacks       President, CEO, Sole Initial          August 13, 1999
-------------------       Trustee, and Principal Executive
   Leonard H. Zacks       Officer

/s/Richard B. Marks       Treasurer and Principal Financial     August 13, 1999
-------------------       Officer
   Richard B. Marks